Expense Example {- Contrafund® Portfolio} - 02.28 VIP Contrafund Portfolio Initial, Service, Service 2 PRO-13 - Contrafund® Portfolio	Apr. 30, 2022 USD ($)
VIP Contrafund Portfolio-Initial VIP
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	750
VIP Contrafund Portfolio-Service VIP
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	871
VIP Contrafund Portfolio-Service 2 VIP
Expense Example:
1 year	87
3 years	271
5 years	471
10 years	$ 1,049